Shareholders’ Equity - Initial Public Offering and Impact of Corporate Reorganization (Details)			3 Months Ended	12 Months Ended
	Jun. 26, 2018 USD ($) $ / shares shares	Jun. 22, 2018 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2019 USD ($) shares	Sep. 30, 2018 USD ($) shares	Sep. 30, 2017 USD ($) shares	Jun. 22, 2018 GBP (£) shares
Class of Stock
Proceeds of issuance of ordinary shares, net of issuance costs			$ 0	$ 108,863,000	$ 156,920,000	$ 127,686,000
Payment of stock issuance cost	$ 16,000,000
Equity conversion ratio		3.185
Shares outstanding (shares) | shares			129,073,591	133,910,980	129,074,156	29,962,741
Ordinary shares
Class of Stock
Shares outstanding (shares) | shares			40,145,617	44,983,006	40,146,182
Shares value			$ 2,000	$ 2,000
Ordinary shares | IPO
Class of Stock
Number of shares issued in transaction (shares) | shares	10,147,059	10,147,059
Per share price of issuance (usd per share) | $ / shares	$ 17.00	$ 17.00
Proceeds of issuance of ordinary shares, net of issuance costs	$ 156,500,000
Deferred Shares
Class of Stock
Shares outstanding (shares) | shares		34,425	34,425	34,425	34,425		34,425
Shares value		$ 1.00	$ 0	$ 0
Deferred B shares
Class of Stock
Shares outstanding (shares) | shares		88,893,548	88,893,548	88,893,548	88,893,548		88,893,548
Shares value		$ 118,000	$ 118,000	$ 118,000
Share capital registration threshold | £							£ 50,000
Deferred C shares
Class of Stock
Shares outstanding (shares) | shares			1	1	1
Shares value		$ 1.00	$ 0	$ 0